As filed with the Securities and Exchange Commission on September 14, 2011

Securities Act File No. 33-14190

Investment Company Act File No. 811-05149

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

(Check appropriate box or boxes)

Funds For Institutions Series

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (617) 342-1600

Michael D. Spellman

Funds For Institutions Series

One Financial Center, 32nd Floor

Boston, Massachusetts 02111

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Frank P. Bruno, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities Registered

Shares of beneficial interest of FFI Premier Institutional Fund; shares of beneficial interest of FFI Institutional Fund; shares of beneficial interest of FFI Select Institutional Fund; shares of beneficial interest of FFI Government Fund; shares of beneficial interest of FFI Treasury Fund; shares of beneficial interest of FFI Institutional Tax-Exempt Fund.

Master Institutional Money Market LLC has also executed this Registration Statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on September 14, 2011.

FUNDS FOR INSTITUTIONS SERIES
(Registrant)

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	Chief Executive Officer (Principal Executive Officer)	September 14, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	September 14, 2011

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

RICHARD S. DAVIS* Richard S. Davis	Trustee

HENRY GABBAY* Henry Gabbay	Trustee

*By:	/S/ BEN ARCHIBALD	September 14, 2011
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Master Institutional Money Market LLC has duly caused this Registration Statement of Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 14, 2011.

MASTER INSTITUTIONAL MONEY MARKET LLC

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	September 14, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	September 14, 2011

DAVID O. BEIM* David O. Beim	Director

RONALD W. FORBES* Ronald W. Forbes	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

KENNETH L. URISH* Kenneth L. Urish	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

RICHARD S. DAVIS* Richard S. Davis	Director

HENRY GABBAY* Henry Gabbay	Director

*By:	/S/ BEN ARCHIBALD	September 14, 2011
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase